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                           MAINSTAY VARIABLE ANNUITY

                                  INVESTING IN

                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--III

          SUPPLEMENT DATED MAY 1, 1997 TO PROSPECTUS DATED MAY 1, 1997

     This Supplement describes the minimum initial premium requirement and the four additional Investment Divisions to which Policyowners may allocate Premium under their MainStay Variable Annuity Policies ("Policies"). These Investment Divisions are listed below.

    -    M Edinburgh Overseas Equity
    -    M Enhanced U.S. Equity
    -    M Frontier Capital Appreciation
    -    M Turner Core Growth

These Investment Divisions invest in shares of four corresponding Portfolios of M Fund, Inc. ("M Fund"), an open-end management investment company. This Supplement provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Supplement is not valid unless accompanied by the current prospectuses for both the Policies ("Policy Prospectus") and the M Fund. Defined terms used but not defined in this Supplement have the same meanings as in the Policy Prospectus. The Policy Prospectus should be read in light of the addition of the four Investment Divisions and the following changes:

1. The following sentence should be added to the definition of "Eligible Portfolios ('Portfolios')" on page 3 of the Policy Prospectus.

     The M Fund has four Portfolios available to the Separate Account: the M Edinburgh Overseas Equity, M Enhanced U.S. Equity, M Frontier Capital Appreciation and M Turner Core Growth Portfolios.

2. The definition of "Funds (each, individually, a 'Fund')" on page 4 of the Policy Prospectus should be modified to include the M Fund, Inc. ("M Fund").

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                               51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
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3. The following information should be added to the Fee Table on pages 6 and 7.

                                   FEE TABLE

                                                                                                              M ENHANCED
                                                                                             M EDINBURGH         U.S.
                                                                                           OVERSEAS EQUITY      EQUITY
                                                                                           ---------------    ----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)........................................................           7%               7%
  Transfer Fee..........................................................................   NYLIAC reserves the right to
                                                                                           charge up to $30 for each
                                                                                           transfer in excess of 12
                                                                                           transfers per Policy Year.
  Annual Policy Fee.....................................................................   Lesser of $30 per Policy or
                                                                                           2% of the Accumulation Value,
                                                                                           for Policies with less than
                                                                                           $20,000 of Accumulation
                                                                                           Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees.......................................................        1.25%            1.25%
  Administration Fees...................................................................        0.15%            0.15%
    Total Separate Account Annual
      Expenses..........................................................................        1.40%            1.40%
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average account value)
  Advisory Fees.........................................................................        1.05%            0.55%
  Administration Fees...................................................................           --               --
  Other Expenses........................................................................        0.25%            0.25%
  Total Portfolio Annual Expenses.......................................................        1.30%(h)         0.80%(h)


                                                                                            M FRONTIER          M TURNER
                                                                                       CAPITAL APPRECIATION   CORE GROWTH
                                                                                       --------------------   -----------

OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales Load(a)
    (as a % of amount withdrawn)........................................................           7%               7%
                                                                                           NYLIAC reserves the right to
  Transfer Fee..........................................................................   charge up to $30 for each
                                                                                           transfer in excess of 12
                                                                                           transfers per Policy Year.
  Annual Policy Fee.....................................................................   Lesser of $30 per Policy or
                                                                                           2% of the Accumulation Value,
                                                                                           for Policies with less than
                                                                                           $20,000 of Accumulation
                                                                                           Value.

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees.......................................................        1.25%            1.25%

  Administration Fees...................................................................        0.15%            0.15%

    Total Separate Account Annual
      Expenses..........................................................................        1.40%            1.40%

FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average account value)
  Advisory Fees.........................................................................        0.90%            0.45%

  Administration Fees...................................................................           --               --

  Other Expenses........................................................................        0.25%            0.25%

  Total Portfolio Annual Expenses.......................................................        1.15%(h)         0.70%(h)


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(a) The contingent deferred sales load percentage applicable to any amount withdrawn declines by 1% each Payment Year from 7% during the first three Payment Years to 4% in the sixth Payment Year, with no charge thereafter. See "Surrender Charges" on page 26 of the prospectus for the Policies.
(h) M Financial Investment Advisers, Inc. has agreed to limit the operating expenses of each Portfolio (except brokerage or other Portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each Portfolio, through December 31, 1997 exceed .25% of that Portfolio's estimated daily net assets on an annualized basis. Absent such limits, "Total Portfolio Annual Expenses" for the fiscal year ended December 31, 1996 would have been 7.34%, 12.45%, 8.19% and 8.51% for the M Edinburgh Overseas Equity, M Enhanced U.S. Equity, M Frontier Capital Appreciation and M Turner Core Growth Portfolios, respectively.

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4. The following information should be added to the Examples on pages 8 and 9.

EXAMPLES(1)

     An Owner would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your Policy at the end of the applicable time period:

                                                                            1 YEAR     3 YEARS
                                                                            -------    --------
            M Edinburgh Overseas Equity..................................   $ 94.96    $ 160.73
            M Enhanced U.S. Equity.......................................   $ 90.17    $ 146.50
            M Frontier Capital Appreciation..............................   $ 93.52    $ 156.48
            M Turner Core Growth.........................................   $ 89.21    $ 143.64

        2. If you annuitize your Policy at the end of the applicable time period:

            M Edinburgh Overseas Equity..................................   $ 94.96    $  94.02
            M Enhanced U.S. Equity.......................................   $ 90.17    $  78.78
            M Frontier Capital Appreciation..............................   $ 93.52    $  89.47
            M Turner Core Growth.........................................   $ 89.21    $  75.72

        3. If you do NOT surrender your Policy

            M Edinburgh Overseas Equity..................................   $ 30.75    $  94.02
            M Enhanced U.S. Equity.......................................   $ 25.63    $  78.78
            M Frontier Capital Appreciation..............................   $ 29.21    $  89.47
            M Turner Core Growth.........................................   $ 24.62    $  75.72

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(1) For purposes of calculating these Examples, the annual policy fee has been expressed as an annual percentage of assets based on the average size of Policies having an Accumulation Value of less than $20,000 on December 31, 1996. This calculation method reasonably estimates annual policy fees applicable to Policies having an Accumulation Value of less than $20,000 but does not reflect that no annual policy fees are applicable to Policies having an Accumulation Value of $20,000 or greater. This means that the fees would be slightly less if your Policy has an Accumulation Value of $20,000 or greater on the Policy Anniversary or date of surrender.

THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

5. On page 12 of the Policy Prospectus, Question 5 (What are the minimum initial and maximum additional Premium Payments?), should be replaced with the following:

     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

        Unless we permit otherwise, the minimum initial Premium Payment is $50,000. Additional Premium Payments on any Policy (of at least $500 or such lower amount as we now permit) can be made at any interval or by any method we make available. The available methods of payments we permit are direct payments to NYLIAC, pre-authorized monthly deductions from banks, credit unions or similar accounts and any other method agreed to by us. The maximum aggregate amount of Premium Payments is $1,000,000, without our prior approval.

        Premium Payments under Qualified Policies may not be more than the amount permitted by law for the plan indicated in the application for the Policy. We reserve the right to limit the dollar amount of any Premium Payment.

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

6. The following sentence should be added to the introductory paragraph to the "Condensed Financial Information" section on page 17 of the Policy Prospectus.

     The accumulation unit value for each of the M Edinburgh Overseas Equity, M Enhanced U.S. Equity, M Frontier Capital Appreciation and M Turner Core Growth Investment Divisions as of May 1, 1997 (the date on which these Investment Divisions are first being offered under the Separate Account) is $10.00.

7. The following information should be added to the table of Funds, Investment Advisers and Eligible Portfolios on page 19 of the Policy Prospectus.

    FUND           INVESTMENT ADVISERS               SUB-ADVISERS                        PORTFOLIOS
M Fund, Inc.     M Financial Investment     Edinburgh Fund Managers plc       M Edinburgh Overseas Equity
                 Advisers
M Fund, Inc.     M Financial Investment     Franklin Portfolio Associates     M Enhanced U.S. Equity
                 Advisers                   LLC
M Fund, Inc.     M Financial Investment     Frontier Capital Management       M Frontier Capital Appreciation
                 Advisers                   Company, Inc.
M Fund,          M Financial Investment     Turner Investment Partners,       M Turner Core Growth
  Inc........    Advisers                   Inc.

Please refer to the accompanying prospectus of the M Fund, Inc. for a complete description of the M Fund, the investment advisers and the Portfolios.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
            DISTRIBUTED BY: NYLIFE DISTRIBUTORS, INC. (MEMBER NASD)

41002KCBM(597)

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